Document and Entity Information	Aug. 02, 2022
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001840229
Document Type	8-K
Document Period End Date	Aug. 02, 2022
Entity Registrant Name	MiNK Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40908
Entity Tax Identification Number	82-2142067
Entity Address, Address Line One	149 Fifth Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	(212)
Local Phone Number	994-8250
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.00001
Trading Symbol	INKT
Entity Emerging Growth Company	true
Entity Ex Transition Period	false